Note 4 - Long-term Loans (Details Textual) $ in Thousands, ¥ in Millions	Mar. 28, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 28, 2019 CNY (¥)	Jan. 21, 2019 USD ($)	Jan. 21, 2019 CNY (¥)
Long-term Debt, Total		$ 2,980
Loan Arrangement with Third Party [Member]
Long-term Debt, Total				$ 1,493	¥ 10
Debt Instrument, Interest Rate, Stated Percentage				15.00%	15.00%
Term Loan [Member] | China Construction Bank [Member]
Long-term Debt, Total	$ 1,493		¥ 10
Debt Instrument, Interest Rate, Stated Percentage	120.00%		120.00%
Debt Instrument, Term	3 years